Investment in Associated Entity - Disclosure of changes in carrying amount of associated entity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Opening Balance	$ 58,189
Capital Investment	3,517	$ 25,742
Ending Balance	58,827	58,189
SLM California
Disclosure of associates [line items]
Opening Balance	58,189	34,781
Capital Investment	3,517	25,742
Company's share of net income of associated entity	4,134	2,890
Distributions	(7,013)	(5,224)
Ending Balance	$ 58,827	$ 58,189